Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec 31, 2012
Entity Registrant Name	TILE SHOP HOLDINGS, INC.
Entity Central Index Key	0001552800
Entity Filer Category	Accelerated Filer
Amendment Description

This Post-Effective Amendment No. 4 on Form S-1 to the Registration Statement on Form S-4 (File No. 333-182482) relates to the public offering of common stock of the registrant upon exercise of certain warrants, as contemplated by the Registration Statement on Form S-4 (File No. 333-182482) (the "Prior Registration Statement"), and is being filed in order to maintain the effectiveness of the Prior Registration Statement to the extent that such Prior Registration Statement pertains to the shares of the registrant's common stock issuable upon exercise of such warrants.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,987	$ 6,283
Trade receivables, net	1,009	739
Inventories	46,890	43,744
Prepaid inventory	6,051	3,309
Prepaid expenses	2,017	529
Note receivable from member	0	1,205
Income tax receivable	2,529
Deferred tax asset - current	9,364
Other current assets	1,421	382
Total current assets	72,268	56,191
Property, plant and equipment, net	82,080	62,065
Deferred tax asset	20,865
Other assets	861	749
TOTAL ASSETS	176,074	119,005
Current liabilities:
Accounts payable	14,968	7,787
Current portion of long term debt	3,860	559
Accrued wages and salaries	2,912	2,617
Other accrued liabilities	7,734	5,930
Current portion of capital lease obligation	234	194
Deferred compensation	6,171
Distributions payable to members		4,251
Total current liabilities	35,879	21,338
Long-term debt, net	69,310	2,445
Capital lease obligation, net	1,420	1,654
Deferred rent	18,583	15,584
Warrant liability	95,645
Deferred compensation and other liabilities		2,837
TOTAL LIABILITIES	220,837	43,858
Commitments and contingencies (Footnote 7)
Stockholders' equity:
Common stock, par value 0.0001; authorized: 100,000,000 shares; issued: 43,177,822, and 32,000,000 shares	4	3
Preferred stock, par value $.0001; authorized: 10,000,000 shares; issued 0 shares
Additional paid-in-capital	9,434	8,175
Treasury units		(261)
Retained earnings (deficit)	(54,201)	67,230
Total stockholders' equity	(44,763)	75,147
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 176,074	$ 119,005

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	43,177,822	32,000,000

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income [Abstract]
Net sales	$ 182,650	$ 152,717	$ 135,340
Cost of sales	49,626	40,321	36,124
Gross profit	133,024	112,396	99,216
Selling, general and administrative expenses	94,716	78,368	68,105
Deferred compensation expense	3,897	1,415	450
Income from operations	34,411	32,613	30,661
Interest expense	1,252	443	467
Change in fair value of warrants	82,063
Other income (expense)	15	(77)	124
Income (loss) before income taxes	(48,889)	32,093	30,318
Benefit (provision) for income taxes	2,002	(733)	(609)
Net income (loss)	(46,887)	31,360	29,709
Weighted average basic and diluted shares outstanding	35,837,609	32,261,168	32,329,897
Basic and diluted earnings (loss) per share	$ (1.31)	$ 0.97	$ 0.92
Pro forma computation related to conversion to C Corporation for income tax purposes
Historical income (loss) before income taxes	(48,889)	32,093	30,318
Pro forma benefit (provision) for income taxes	(13,270)	(12,837)	(12,127)
Pro forma net income (loss)	$ (62,159)	$ 19,256	$ 18,191
Pro forma weighted average basic and diluted shares outstanding	42,562,617	42,534,884	42,534,884
Pro forma basic and diluted earnings (loss) per share	$ (1.46)	$ 0.45	$ 0.43

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common stock [Member]	Additional paid-in-capital [Member]	Treasury units [Member]	Retained earnings [Member]
Balance at Dec. 31, 2009	$ 62,000,000	$ 3,000	$ 8,259,000	$ (261,000)	$ 53,999,000
Balance, shares at Dec. 31, 2009		32,329,897
Distributions to Stockholders	22,783,000				(22,272,000)
Expenses for business combination
Net income (loss)	29,709,000				29,709,000
Balance at Dec. 31, 2010	69,437,000	3,000	8,259,000	(261,000)	61,436,000
Balance, shares at Dec. 31, 2010		32,329,897
Distributions to Stockholders	21,744,000
Redemption of common units of Tile Shop LLC	(1,484,000)		(84,000)		(1,400,000)
Redemption of common units of Tile Shop LLC, shares		(329,897)
Distributions to members of Tile Shop LLC	(24,166,000)				(24,166,000)
Expenses for business combination
Net income (loss)	31,360,000				31,360,000
Balance at Dec. 31, 2011	75,147,000	3,000	8,175,000	(261,000)	67,230,000
Balance, shares at Dec. 31, 2011	0	32,000,000
Distributions to Stockholders	26,306,000
Merger of JWC Acquisition Corp	(13,908,000)	1,000	(13,909,000)
Merger of JWC Acquisition Corp, shares		10,534,884
Issuance of promissory note	(69,771,000)		(17,282,000)		(52,489,000)
Distributions to members of Tile Shop LLC	(22,055,000)				(22,055,000)
Cancellation of treasury units			(261,000)	261,000
Issuance of restricted shares
Issuance of restricted shares, shares		295,000
Exercise of warrants	5,569,000		5,569,000
Exercise of warrants, shares		347,938
Stock based compensation	1,953,000		1,953,000
Expenses for business combination	2,490,000		(2,490,000)
Deferred income taxes	27,679,000		27,679,000
Net income (loss)	(46,887,000)				(46,887,000)
Balance at Dec. 31, 2012	$ (44,763,000)	$ 4,000	$ 9,434,000	$ 0	$ (54,201,000)
Balance, shares at Dec. 31, 2012	0	43,177,822

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income	$ (46,887)	$ 31,360	$ 29,709
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs	19
Depreciation and amortization	10,530	8,651	7,237
Other	23	260	119
Change in fair value of warrants	(82,063)
Deferred rent	2,999	2,468	1,495
Stock based compensation	1,381
Deferred compensation expense	3,897	1,415	450
Deferred income taxes	(2,550)
Changes in operating assets and liabilities:
Trade receivables	(270)	208	(200)
Inventories	(280)	(8,386)	(9,016)
Prepaid expenses and other current assets	(1,952)	53	(265)
Prepaid inventory	(2,741)	(439)	(823)
Accrued interest	349
Accounts payable	1,121	(1,890)	3,442
Income tax receivable	(2,529)
Accrued expenses and other liabilities	2,049	1,022	313
Net cash provided by operating activities	47,222	34,722	32,461
Cash Flows From Investing Activities
Change in value of life insurance policy	(11)
Purchases of property, plant and equipment	(29,053)	(18,561)	(14,395)
Proceeds from the sale of property, plant and equipment			19
Net cash used in investing activities	(29,064)	(18,561)	(14,376)
Cash Flows From Financing Activities
Payments on promissory notes	(69,771)
Repayments of long-term debt and capital lease obligations	(2,628)	(729)	(514)
Distributions to members of Tile Shop LLC	(26,306)	(21,744)	(22,783)
Redemption of common units		(1,485)
Proceeds from exercise of warrants	4,001
Cash received in merger with JWC Acquisition Corp	62,904
Proceeds from issuance of common shares to JWC Acquisition Corp's shareholders	15,000
Payment to members of Tile Shop LLC for contribution	(75,000)
Expenses for business combination	(2,463)
Advances on line of credit	72,600		1,522
Payment towards special cash distribution units	(300)	(300)	(300)
Receipt on note from member	1,205	263	257
Debt issuance costs	(594)
Security deposits	(102)
Net cash used in financing activities	(21,454)	(23,995)	(21,818)
Net change in cash	(3,296)	(7,834)	(3,733)
Cash and cash equivalents beginning of period	6,283	14,117	17,850
Cash and cash equivalents end of period	$ 2,987	$ 6,283	$ 14,117

Organization and Nature of Business	12 Months Ended
Dec. 31, 2012
Organization and Nature of Business [Abstract]
Organization and Nature of Business

Note 1: Organization and Nature of Business

The Tile Shop, LLC ("The Tile Shop") was formed on December 30, 2002, as a Delaware limited liability company and began operations on January 1, 2003. Tile Shop Holdings, Inc. (the "Company") was incorporated under the laws of the state of Delaware in 2012 as a wholly-owned subsidiary of The Tile Shop. The Company was formed for the purpose of consummating the transactions contemplated by the Contribution and Merger Agreement (the "Contribution and Merger Agreement"), dated June 27, 2012, by and among JWC Acquisition Corp., a Delaware corporation ("JWCAC"), The Tile Shop, the member of The Tile Shop other than ILTS, LLC, a Delaware limited liability company ("ILTS"), Nabron International, Inc., a Bahamas corporation ("Nabron"), Tile Shop Merger Sub, Inc., a Delaware corporation ("Merger Sub"), and Peter J. Jacullo III, as representative ("Business Combination"), which was completed on August 21, 2012 and is fully discussed in Note 2 below. JWCAC was incorporated under the laws of the state of Delaware in 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving JWCAC and one or more businesses.

The Company and subsidiaries are engaged in the sale of tile and flooring products. The Company also fabricates or manufactures certain products in Michigan and Wisconsin. The Company's primary market is retail sales to consumers; however, the Company does have sales to contractors. As of December 31, 2012, the Company had 70 stores and an on-line retail operation. The retail stores are located in Minnesota, Wisconsin, Kansas, Illinois, Michigan, Ohio, Indiana, Maryland, Missouri, Kentucky, New York, Virginia, Iowa, North Carolina, New Jersey, Tennessee, Nebraska, Delaware, Georgia, and Pennsylvania. The Company also has distribution centers located in Wisconsin, Michigan, and Virginia.

Business Combination	12 Months Ended
Dec. 31, 2012
Business Combination [Abstract]
Business Combination

Note 2: Business Combination

On August 21, 2012, pursuant to the terms of the Contribution and Merger Agreement, the Business Combination was consummated. The members of The Tile Shop contributed their membership interests in The Tile Shop to the Company, and Nabron contributed its membership interest in ILTS to the Company (the "Contribution"), in exchange for (i) a cash payment of $75 million, (ii) 32,000,000 shares of the Company's common stock valued at $320 million, and (iii) promissory notes issued by the Company in the aggregate principal amount of $69.8 million. As a result of the Contribution, all ownership interests in The Tile Shop were contributed to the Company.

Prior to the Business Combination, certain JWCAC shareholders exercised their redemption rights with respect to 5.5 million shares of JWCAC public stock, which were redeemed at the closing of the Business Combination. Immediately thereafter and concurrently with the Contribution, Merger Sub merged with and into JWCAC, with JWCAC surviving (the "Merger"), and (i) each remaining outstanding share of JWCAC common stock was exchanged for one share of the Company's common stock and (ii) each outstanding JWCAC warrant which was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock.

Also, as a part of the business combination, certain members of JWC Acquisition LLC, the sponsor of JWCAC, purchased 1,500,000 shares of the Company's common stock from the Company in a private placement at a purchase price of $10.00 per share, and the members of The Tile Shop withdrew the existing cash of The Tile Shop of $12.9 million at closing via a dividend.

As result of the Business Combination, the Company owns directly or indirectly all of the equity in The Tile Shop, ILTS, and JWCAC. Specifically, immediately following closing, the former members of The Tile Shop and the former JWCAC stockholders hold 75.2% and 24.8%, respectively, of the issued and outstanding shares of common stock of the Company.

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
JWCAC public shares outstanding prior to the Business Combination	12,500,000
JWCAC founder shares	2,034,884
Total JWCAC shares outstanding prior to the Business Combination	14,534,884
Less: redemption of JWCAC public shares	(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination	9,034,884
Common shares issued as consideration to members of The Tile Shop	32,000,000
Common shares issued to sponsor of JWCAC	1,500,000
Total common shares outstanding at closing, August 21, 2012	42,534,884

Basis of presentation and accounting treatment of Business Combination:

The Tile Shop is considered the acquirer for accounting purposes because it obtained effective control of JWCAC. The Tile Shop did not have a change in control since The Tile Shop's operations comprise the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity's board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of Financial Accounting Standards Board's Accounting Standard Codification 805, "Business Combinations," or ASC 805. As a result, the assets and liabilities of The Tile Shop and JWCAC are carried at historical cost and the Company has not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination are offset to additional paid-in capital. The historical financial statements presented herein are that of The Tile Shop for all periods.

In the consolidated financial statements, the recapitalization of the number of shares of common stock attributable to The Tile Shop members is reflected retroactive to January 1, 2010. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2010 totaled 32,329,897 consisting of 32,000,000 shares of common stock issued to The Tile Shop members as consideration for the Contribution, and 329,897 of common units held by the former owners of The Tile Shop, LLC which were fully redeemed in 2011. This number of shares was also used to calculate the Company's earnings per share for all periods prior to the Business Combination.

The cash flows related to the business combination, as reported in the Consolidated Statement of Cash Flows is summarized as follows (in thousands):

Amount
Cash in trust at JWCAC	$124,950
Add: proceeds from issue of shares	15,000
Less: redemption of JWCAC public shares	(54,960)
Less: cash paid to The Tile Shop members	(75,000)
Less: payment of deferred offering cost by JWCAC	(4,588)
Less: payment of transaction expenses	(4,644)
Remaining cash received by the Company in the merger	$758

Because the former Tile Shop members retained a significant ownership interest in the Company following the Business Combination, a portion of the $69.8 million of notes payable issued to the former members of The Tile Shop as part of the Business Combination is treated as a leveraged dividend and accordingly $52.5 million has been reflected as a distribution of retained earnings in the accompanying financial statements. The remainder of the notes payable has been deducted from additional paid in capital.

Pro Forma Information:

The pro forma computation related to the conversion to a C Corporation for income tax purposes assumes that such conversion occurred as of January 1, 2010, and includes the add back of a non-recurring non-deductible permanent difference for warrant liability expense. These amounts are not necessarily indicative of the consolidated results of income for future years or actual results that would have been realized had the change in tax status occurred as of the beginning of each such year.

Summary of Selected Significant Accounting Polices	12 Months Ended
Dec. 31, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Summary of Selected Significant Accounting Policies

Note 3: Summary of Selected Significant Accounting Polices

Basis of preparation:

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business. The company reviewed subsequent events through the issue date for inclusion in these consolidated financial statements.

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, determining impairment on long-lived assets, valuation of inventory, determining compensation expense on stock based compensation plans and accruals for incentive compensation. Actual results may differ from these estimates.

Reclassification:

Certain accounts in the prior year's audited consolidated financial statements have been reclassified for comparative purposes to conform to the current year's presentation. The reclassification for 2011 was to present prepaid inventory on the Balance Sheet and reclassify customer deposits from accounts payable to other accrued liabilities. Prepaid inventory was reclassified based on the percentage of total current assets threshold as of December 31, 2012.

Cash and cash equivalents:

The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. As of December 31, 2012 and 2011, the allowance for doubtful accounts was not significant.

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories were comprised of the following as December 31, 2012 and December 31, 2011 (in thousands):

	December 31,	December 31,
	2012	2011
Finished goods	$39,353	$38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$46,890	$43,744

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

Subsequent to August 21, 2012, the Company has recognized deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Revenue recognition:

Sales are recognized upon pick up or delivery of products which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. The sales returns allowance and related changes were not significant as of and for the years ended at December 31, 2012, 2011 and 2010.

Cost of Sales:

Cost of Sales includes the actual cost of merchandise sold, the cost of transportation of merchandise from vendors to the Company's distribution centers, the cost of handling and shipping merchandise from the Company's stores, locations or distribution centers to the customer, and the operating cost of the Company's sourcing and distribution network.

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 "Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled and equity settled awards. Until consummation of the Business Combination, the cash settled awards are classified as liabilities as required under ASC 718. At each reporting date the liability was measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Since consummation of the Business Combination, the Company has only equity settled awards. The Company measures and recognizes compensation expense for all stock-based payments on the grant date at fair value, net of forfeitures. The financial statements for the years ended December 31, 2012, 2011, and 2010 recognize compensation cost for the portion of outstanding awards which have vested during the applicable year. The Company recognizes stock-based compensation costs over the requisite service period of the award.

Restricted stock:

The Company awards restricted common shares to selected employees, and non-employee directors. Recipients are not required to provide any consideration other than continued service. Company share awards are subject to certain restrictions on transfer, and all or part of the shares awarded may be subject to forfeiture upon the occurrence of certain events, including employment termination. The restricted stock is valued at its grant date fair value and expensed over the requisite service period or the vesting term of the award.

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments:

The Company's operations consist primarily of retail sales of manufactured and natural stone tiles, setting and maintenance materials, and related accessories in the United States and through its website. The Company's chief operating decision maker only reviews the consolidated results of Company and accordingly the Company has concluded it has one reportable segment.

Advertising costs:

Advertising costs are charged to expense as incurred. Advertising costs were $2.9 million, $2.1 million, and $2 million , for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Property and equipment:

Property, equipment and leasehold improvements are recorded at cost. Improvements are capitalized while repairs and maintenance costs are charged to operations when incurred. Property and equipment is depreciated or amortized using the straight-line method over estimated useful lives ranging from three to seven years. Assets purchased under a capital lease are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

Asset life (in years)
Buildings and building improvements	40
Leasehold improvements	8 - 26
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Debt issuance costs:

The Company has capitalized approximately $594,000 of debt issuance costs during the year ended December 31, 2012. The Company amortizes the debt issuance costs under the effective method over the life of the related debt instrument and includes these costs with other assets on the consolidated balance sheets. Amortization of debt issuance costs of approximately $20,000 for the year ended December 31, 2012 is included in interest expense in the consolidated statements of income. The remaining balance of deferred costs was approximately $574,000 at December 31, 2012.

Accrued warrant liability:

Outstanding warrants are accounted for as derivative instruments in accordance with the Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. As such, changes in the fair value of the warrants are recorded in the statements of income as "Change in fair value of warrant liability."

Leases:

The Company classifies all leases at the inception date as either a capital lease or an operating lease. Leases of assets under which there is transfer of substantially the entire risk and rewards incidental to ownership as per ASC 840 "Leases" are classified as capital leases. All other leases are classified as operating leases.

Assets under capital leases are capitalized and lease payments are allocated to the lease obligation and interest on the obligation amount.

Rent expense on operating leases is charged to expense in accordance with the terms of the agreement. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The start of the lease term is the earlier of the lease commencement date or the date the Company takes possession of the asset. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

Self insurance:

The Company is self-insured for certain employee health benefit claims. The Company estimates a liability for aggregate losses below stop-loss coverage limits based on estimates of the ultimate costs to be incurred to settle known claims and claims not reported as of the balance sheet date. The estimated liability is not discounted and is based on a number of assumptions and factors including historical trends, and economic conditions. This liability could be affected if future occurrences and claims differ from these assumptions and historical trends. As of December 31, 2012 and 2011, an accrual of approximately $170,000 and $160,000 related to estimated claims was included in other current liabilities, respectively.

Property Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]
Property Plant and Equipment

Note 4: Property Plant and Equipment:

Property and equipment consisted of the following at December 31 (in thousands):

	(thousands)
	2012	2011
Land	$703	$328
Building and building improvements	13,246	10,024
Leasehold improvements	40,513	31,333
Furniture and fixtures	64,979	47,482
Machinery and equipment	13,258	10,625
Computer equipment	6,044	4,394
Purchased computer software	2,663	2,447
Vehicles	2,154	2,070
Construction in progress	2,434	4,294
Total property, plant and equipment	145,994	112,997
Less accumulated depreciation and amortization	(62,103)	(49,248)
Less accumulated depreciation and amortization of capital leases	(1,811)	(1,684)
Total property, plant and equipment, net	$82,080	$62,065

Depreciation and amortization expense on property and equipment was approximately $10,500, $8,700, and $7,200 for the years ended December 31, 2012, 2011 and 2010, respectively.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

Note 5: Accrued Liabilities

Accrued liabilities consisted of the following at December 31:

	(thousands)
	2012	2011
Customer deposits	$4,080	$2,531
Taxes	1,490	763
Interest payable	349	-
Special cash distribution units	-	277
Sales return reserve	1,815	2,359
Total accrued liabilities	$7,734	$5,930

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term debt [Abstract]
Long-term debt

Note 6: Long-term debt

Long-term debt consisted of the following at December 31:

	(thousands)
	2012	2011
Variable interest rate (0.37% and 0.47% at December 31, 2012 and	$1,445	$1,790
2011 respectively) bonds, which mature April 1, 2023,
collateralized by buildings and equipment
Term note payable - Bank of America, quarterly installments of $875, interest at 2.6154% through October 2017	24,125	-
Commercial bank credit facility - Wells Fargo	-	1,214
Commercial bank credit facility - Bank of America	47,600	-
	73,170	3,004
Less: current portion	3,860	559
Debt obligations, net of current portion	$69,310	$2,445

Approximate annual aggregate maturities of debts are as follows: (thousands)

Fiscal Year
2013	$3,860
2014	3,590
2015	3,595
2016	3,595
2017	3,600
Thereafter	54,930
Total future maturities payments	$73,170

The Company had a $3 million commercial credit facility with a bank which was terminated in October 2012. Borrowings under this arrangement bore interest at 2.0% above the daily one-month LIBOR rate (2.295 % at December 31, 2011) and were secured by substantially all Company assets.

On October 3, 2012, the Company and its operating subsidiary The Tile Shop, LLC entered into a credit agreement, with Bank of America, N.A. (the "Credit Agreement"). The Credit Agreement provides the Company with a $100 million senior secured credit facility, comprised of a five-year $25 million term loan and a $75 million revolving line of credit. Borrowings pursuant to the Credit Agreement will bear interest at either a base rate or a LIBOR-based rate, at the option of the Company. The LIBOR-based rate will range from LIBOR plus 1.75% to 2.25%, depending on The Tile Shop's leverage ratio. The base rate will be equal to the greatest of: (a) the Federal funds rate plus 0.50%, (b) the Bank of America "prime rate," and (c) the Eurodollar rate plus 1.00%, in each case plus 0.75% to 1.25% depending on The Tile Shop's leverage ratio. At December 31, 2012 the interest rate was 2.615%. The term loan requires quarterly principal payments of $875,000. The Credit Agreement contains customary events of default, conditions to borrowings, and restrictive covenants, including restrictions on the Company's and The Tile Shop's ability to dispose of assets, make acquisitions, incur additional debt, incur liens, make investments, or enter into certain types of related party transactions. The credit facility also includes financial and other covenants including covenants to maintain certain fixed charge coverage ratios and rent adjusted leverage ratios. The Company was in compliance with the covenants during the year ended December 31, 2012. The additional borrowings pursuant to the Credit Agreement may be used to support the Company's growth and for working capital purposes.

As part of the Business Combination, Promissory notes were issued by the Company in the aggregate principal amount of $69.8 million (the "Promissory Notes"). The Promissory Notes had a three year term, could be prepaid at any time without penalty, and bear interest at a rate of 4% per annum, payable quarterly. Upon the issuance of senior indebtedness where the proceeds of such indebtedness were used to repay not less than 50% of the aggregate principal amount of the Promissory Notes, the term of the Promissory Notes would be extended to the date 180 days following the term of such senior indebtedness and the interest rate on the outstanding principal amount of the Promissory Notes would increase to 10% per annum. If the Promissory Notes were not repaid by the Company in full by the third anniversary of the consummation of the Business Combination, up to an aggregate of $20 million of the then-outstanding principal amount of the Promissory Notes would have been convertible into shares of the Company's common stock at a conversion price of $10.00 per share. The Company utilized borrowings pursuant to the Credit Agreement to pay all outstanding obligations of the Promissory Notes during 2012, in the aggregate principal amount of approximately $70 million, together with accrued interest.

Capital Leases:

The Company has several leases for store facilities that are accounted for as capital leases. These leases expire at various dates through 2022. Assets acquired under capital leases are included in property, plant and equipment.

As of December 31, 2012, minimum lease payments under the Company's capital lease obligation were as follows (thousands):

Fiscal Year
2013	$472
2014	472
2015	418
2016	217
2017	211
Thereafter	952
Less: amounts representing interest	(1,088)
Present value of future minimum lease payments	1,654
Less: current portion	234
Capital lease obligations, net of current portion	$1,420

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7: Commitments and Contingencies

Operating leases (thousands):

The Company leases buildings and office space under various operating lease agreements. In addition to rent, most leases require payment of real estate taxes, insurance, and common area maintenance. The leases generally have an initial lease term of 10 to 15 years and contain renewal options and escalation clauses. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term including renewals. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent. For the years ended December 31, 2012, 2011 and 2010, rent expense was approximately $14,000, $11,400, and $9,600, respectively.

Annual minimum rentals under non-cancelable operating leases are as follows, for the years ended December 31:

Fiscal Year
2013	$15,716
2014	16,541
2015	16,463
2016	16,455
2017	16,737
Thereafter	207,550
$289,462

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 8: Fair Value of Financial Instruments:

These consolidated financial statements include the following financial instruments: cash and cash equivalents, trade receivables, accounts payable, accrued expenses, capital leases, notes payable, debt and warrant liability. At December 31, 2012 and December 31, 2011, the carrying amount of the Company's cash and cash equivalents, trade receivables, accounts payable and accrued expenses, approximated their fair values due to their short maturities. The carrying value of the Company's borrowings and capital lease obligation approximates fair value based upon the market interest rates available to the Company for debt and capital lease obligations with similar risk and maturities. As of December 31, 2012 common stock warrants, which are classified as liabilities, are recorded at their fair market value.

The measurement of fair value requires the use of techniques based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The inputs create the following fair value hierarchy:

·	Level 1 - Quoted prices for identical instruments in active markets.
·	Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations where inputs are observable or where significant value drivers are observable.
·	Level 3 - Instruments where significant value drivers are unobservable to third parties.

Our common stock warrants are listed for trading on the OTC market. As of December 31, 2012, and 2011, we had approximately $95 million, $0, respectively, in an accrued liability classified as a Level 1 security, related to warrants to purchase common stock. Warrant expense related to the change in fair value of the warrant liability was $82 million for the year ended December 31, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 9: Related Party Transactions

In January 2012, TS, Inc., ILTS and JWTS sold (i) an aggregate of 129,333 Common Units of The Tile Shop to Mr. Krasnow, (ii) an aggregate of 646,667 Common Units of The Tile Shop to the Peter H. Kamin Revocable Trust dated February 2003, the Peter H. Kamin Childrens Trust dated March 2007, and 3K Limited Partnership, entities of which Mr. Kamin is trustee or general partner, as applicable, (iii) an aggregate of 25,867 Common Units of The Tile Shop to Family Office Investors LLC, an entity in which Mark Riser, a member of the board of managers of The Tile Shop prior to the consummation of the Business Combination, is the sole member, and (iv) an aggregate of 19,400 Common Units of The Tile Shop to Warren Garden, in each case for $7.732 per unit. In connection with these transactions, The Tile Shop made certain representations and warranties.

During the years ended 2012 and 2011 The Tile Shop made payments of $300,000 to TS, Inc. in connection with the final redemption of an aggregate of 3,000,000 special cash distribution units of The Tile Shop issued to TS, Inc., which were fully-redeemed by The Tile Shop during 2012. In lieu of paying such amounts to TS, Inc. in cash, The Tile Shop reduced the outstanding amount under a promissory note, dated December 30, 2002, made by TS, Inc. and payable to The Tile Shop. Total principal payments made in cash related to this promissory note were approximately $1,205,000 and $263,000 for the years ended December 31, 2012 and 2011, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 10: Earnings Per Share

Basic earnings per share is calculated by dividing net income (loss) by the weighted-average number of shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted- average number of common shares outstanding, after giving effect to all dilutive potential common shares outstanding during the period. Common stock issued to The Tile Shop members in exchange for their ownership interests in The Tile Shop are retroactively reflected from January 1, 2010 as the number of shares outstanding in all periods prior to August 21, 2012 for the purpose the earnings (loss) per share calculation. The additional shares issued as part of the business combination have been reflected as of outstanding shares from August 21, 2012. For the years ended December 31, 2012, 2011, and 201, diluted net loss per share is identical to basic net loss per share as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be anti-dilutive.

Basic and diluted net income (loss) per share was calculated as follows (in thousands except share and per share data):

	For the Year Ended
	December 31
	2012	2011	2010
Net income (loss)	$(46,887)	$31,360	$29,709
Weighted-average shares outstanding - basic and diluted	35,837,609	32,261,168	$32,329,897
Basic and diluted net income (loss) per share	$(1.31)	$0.97	$0.92

Equity Incentive Plans	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 11: Equity Incentive Plans

2006 Plan:

In 2006, The Tile Shop created an equity incentive deferred compensation plan for certain key employees. The plan provisions called for granting participation units to key employees to allow them to participate in the increased value of The Tile Shop. Under the plan, the units granted were payable in cash on the 10th or 15th anniversary of the award, except in the event of death or a change of control in The Tile Shop, in which case settlement would occur on date of death of employee or date of change or control. On the settlement date, the participants will be paid cash equal to the difference between Fair Market Value as determined in accordance with the plan ("FMV") of The Tile Shop's common units as of the valuation date immediately preceding the exercise date less the initial FMV multiplied by the number of units.

In June 2006, 600,000 units were granted, which were exercisable on the 10th anniversary of the award. The initial FMV of the units was $1.203 per unit. The second grant of 200,000 units occurred on May 25, 2007 at an initial FMV of $2.1245 per unit which are exercisable on the 15th anniversary of the award. The final grant under the plan was on made January 1, 2009 for 200,000 units, which are exercisable on the 15th anniversary of the award. The initial FMV for these units was $3.1725 per unit. All the units vested immediately. These awards were accounted for under ASC 718 and classified as liabilities. The Company measured the liability at intrinsic value at each reporting period. Fluctuations in the intrinsic value of the liability award were recorded as increases or decreases in compensation expense immediately as the awards were fully vested at the grant date. The intrinsic value was calculated based on the difference between FMV of the Company's common unit, based on an analysis of enterprise value at each valuation date, and the initial FMV determined in accordance with the plan.

Effective immediately prior to the consummation of the Business Combination, The Tile Shop terminated the 2006 Plan and agreed to make a lump-sum cash payment to each holder of the equity units one day following the first anniversary of the effective date of the Business Combination. The Company recognized compensation expense of $3.3 million, $2.2 million and $0.5 million for the years ended December 31, 2012, 2011 and 2010, respectively, related to this plan. As of December 31, 2012, the Company has a deferred compensation liability of $6.0 million related to this terminated 2006 Plan which is included in current liabilities.

January 2012 Plan:

On January 1, 2012, The Tile Shop granted and issued 233,500 Series 2012 Participating Capital Appreciation Common Units ("Restricted Stock Units") to two members of its board of managers. The Restricted Stock Units are a new series of common units designated by the board of managers. These awards will vest equally over a four year period on the anniversary of issuance, except on occurrence of a significant event in which they will vest immediately. The Restricted Stock Units are subject to a recapture amount of $300 million as of the issue date, reduced from time to time by the aggregate amount of distributions (not including tax distributions) made, from and after the issue date, by The Tile Shop to the common holders with respect to their common units. No distributions were to be paid to the Series 2012 holders with respect to their Series 2012 units until the date that the common holders collectively have received distributions (not including tax distributions) of $300 million.

These awards were accounted for under ASC 718 and were classified as liabilities and measured at intrinsic value. Pursuant to the plan, effective immediately prior to the consummation of the Business Combination, the Restricted Stock Units fully vested. As a result, the Company recorded a $.5 million charge to the income statement to record the deferred compensation expense resulting from the accelerated vesting of the Restricted Stock Units. The Company has recognized compensation cost of $.6 million for the year ended December 31, 2012 related to these units. As a part of the Business Combination transaction the Restricted Stock Units were exchanged for common shares of the Company.

2012 Plan:

Under the 2012 Equity Award Plan (the "2012 Plan"), 2,500,000 shares of the Company's common stock were initially reserved for issuance pursuant to a variety of stock-based compensation awards, including stock options, and restricted stock awards. The number of shares initially reserved for issuance or transfer pursuant to awards under the 2012 Plan will be increased on the first day of each calendar year beginning in 2013 and ending in 2022, in an amount equal to the lesser of (A) 2,500,000 shares, (B) six percent (6%) of the shares of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding calendar year, and (C) such smaller number of shares of stock as determined by the Company's board of directors. After December 31, 2012, the Company's board of directors (i) acknowledged that 2,500,000 shares of common stock were added to the 2012 Plan reserve effective January 1, 2013 in accordance with the automatic share increase provision of the 2012 Plan, (ii) amended the 2012 Plan to eliminate the automatic share increase for subsequent years, and (iii) amended the 2012 Plan to authorize grants of performance-based awards, which may be paid in cash or equity, and determined to seek shareholder approval of the performance-based award amendment.

Stock Options:

On August 21, 2012 and in December 2012, the Company granted stock options to its employees that included both service condition requirements and market conditions. The options issued provide for the options to be vested in two different tranches:

(1)	two-thirds of the total grant vests 25% on each anniversary of the grant date for four years provided the employee has provided continued service; and

(2)	one-third of the total grant vests 25% on each anniversary of the grant date based both on the appreciation in the price of the Company's common stock by 20% annually and continued service to the Company.

The options provide for certain acceleration of vesting and cancellation of options under different circumstances, such as a change in control, death, disability and termination of service. For the portion of the options that vest only based upon a service condition, the Company recognizes compensation expense net of forfeitures on a straight-line basis over the requisite service period. For the portion of the options that contain both a market and service condition, the Company recognizes compensation expense, net of forfeitures, using graded vesting over the requisite service period.

The fair value of each option grant containing only a service condition was estimated on the date of grant using the Black-Scholes option pricing. The assumptions used in the option valuation models are outlined in the following table:

2012
Risk-free interest rate	.60 - .62
Expected life	5.5 - 7 years
Expected volatility	38% - 46%
Expected dividend rate	-

The fair value of each option grant containing market and service conditions was estimated on the date of grant using a Monte Carlo Simulation analysis valuation model and assumes that price target thresholds will be achieved. If such price target thresholds are not met, compensation cost is not reversed. The inputs for expected volatility, expected dividends, and risk-free rate used in estimating those options' fair value are the same as those noted in the table related to options issued with service conditions only, except the expected life for the options granted that contain market conditions is derived from the pricing model.

The computation of the expected volatility assumptions used in the option valuation models was based on historical volatilities and implied volatilities of peer companies. The Company utilized the volatilities of peer companies due to its lack of extensive history. For the options containing only a service condition, the Company used the "simplified" method for an expected life as prescribed in SEC Staff Accounting Bulletin ("SAB") No. 110, for companies that do not have adequate historical data. The risk-free interest rate was based on the U.S. Treasury yield at the time of grant. The expected dividend yield was zero based on the fact the company has not paid dividends, nor does it intend to pay dividends in the future.

Stock based compensation related to options for the years ended December 31, 2012, 2011 and 2010 was $1.3 million ($0.02 per share basic), $0, and $0, respectively, and was included in selling, general and administrative expenses in the consolidated statements of income. As of December 31, 2012, the total future compensation cost related to non-vested options not yet recognized in the consolidated statement of income was $7.8 million, of which $2 million is attributable to vesting upon price target thresholds being met and $5.7 million is attributable to time-based vesting. That cost is expected to be recognized over a weighted-average period of 3.23 years. This is an estimate based on options currently outstanding and therefore this projected expense could be more in the future. No stock options vested during the year ended December 31, 2012. Using the closing stock price of $16.83, on December 31, 2012, the number of non-vested shares outstanding was 1,751,000 with an intrinsic value of $11.9 million.

The following table summarizes stock option activity:

	Options	Weighted Average Exercise Price
Outstanding at beginning of period	-	-
Granted	1,777,500	$10.10
Exercised	-	-
Cancelled/Forfeited	(26,500)	10.00
Outstanding at end of period	1,751,000	10.10
Options exercisable at end of period	-	-
Vested during the year	-	-
Non vested at December 31, 2012	1,751,000	$10.10

Using the Black-Scholes option pricing model, management has determined that the service conditions only options issued in 2012 have a weighted-average grant date fair value of $5.56. Using the Monte Carlo Simulation analysis valuation model for the portion of the options that have a market and a service condition, management has determined the weighted-average grant date fair value to be $4.46. Non-vested options at December 31, 2012 have an average weighted fair value of $5.19, and weighted average contractual life of 9.65 years. As of December 31, 2012, 1,640,000 options were expected to vest with an weighted average exercise price of $10.5 and weighted average remaining contractual life of 9.7 years.

Options outstanding as of December 31, 2012 are as follows:

Range of Exercise Price				Weighted - Average
			Options	Exercise Price	Remaining Contractual Life-Years
$10.00	to	$13.00	1,721,000	10	9.64
$13.01	to	$16.00	30,000	15.83	9.97

Restricted Stock:

Also on August 21, 2012, the Company granted an executive officer an award of 250,000 shares of restricted common stock of the Company, which vests and become unrestricted as to one-third of the total number of shares of common stock on each of December 31, 2013, 2014, and 2015, subject to continued service as an employee, officer, or director of the Company. Compensation expense is recognized on a straight-line basis over the requisite service period. The grant-date fair value of these awards, as determined by the fair market value on date of grant, was $11 per share.

Furthermore, the Company also granted 45,000 shares of restricted common stock to its directors which vest at the end of one year from date of grant subject to continued service as directors of the Company. The grant-date fair value of these awards, as determined by the fair market value on date of grant, was $11 per share. Compensation expense is recognized on a straight-line basis over the requisite service period.

The total expense associated with restricted stock for the year ended December 31, 2012 was $0.5 million. As of December 31, 2012, there was $2.8 million of total unrecognized expense related to unvested restricted stock awards, which are expected to vest, and are being amortized through 2015. The fair value of restricted stock granted in the 2012 fiscal year was $3.3 million. The total fair value of restricted stock that vested during the years ended December 31, 2012 was $0. Using the closing stock price of $16.83, on December 31, 2012, the number of restricted shares outstanding and expected to vest was 295,000, with an intrinsic value of $5 million.

Warrants:

In connection with the Merger, each outstanding JWCAC warrant that was formerly exercisable for one share of JWCAC common stock became exercisable for one share of the Company's common stock. Total warrants outstanding as of the merger date was 17,833,333 warrants at an exercise price of $11.50 per share, and an expiration date of August 21, 2017.

The warrants are listed for trading on the OTC market. The terms of the warrants include a provision (the "Price Reduction Provision") that requires the Company to reduce the exercise price by a stated formula if (i) the Company completes a transaction involving a reclassification or reorganization of the outstanding shares of its common stock, a merger or consolidation in which it is not the surviving company, or a sale of its assets and (ii) at least 30% of the consideration payable to common stockholders as a result of that transaction is not common stock listed on a national securities exchange or the OTC Bulletin Board.

The Company evaluated the warrants under Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including common stock purchase warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed only to the issuer's common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer's common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on its evaluation, the Company concluded that the warrants are not indexed to the Company's common stock in the manner contemplated by ASC Section 815-40-15 because the transactions that will trigger the Price Reduction Provision are not inputs to the fair value of the warrants. Accordingly, the existence of the Price Reduction Provision in the warrants requires us to classify the warrants as a derivative liability. The change in the fair value of the warrants at the end of each reporting period is recognized in other income (loss).

The following table sets forth the changes in the number of warrants outstanding:

	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding at December 31, 2011	-	-
Issued in Business Combination	17,833,333	11.50
Exercised	(347,938)	(11.50)
Outstanding at December 31, 2012	17,485,495	11.50

As of December 31, 2012, 17,485,495 warrants were outstanding and exercisable with a weighted average exercise price of $11.50, and a remaining contractual life of 4.64 years. No warrants were granted during the period ended December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 12- Income Taxes

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by the LLC, due to minimum fees in several states and income tax in the state of Michigan. The following amounts represent the determination of the deferred tax assets and liabilities recognized in the Business Combination. The change in status to a taxable entity and the transactions consummated as part of the Business Combination resulted in the recognition of deferred tax assets and liabilities based on the expected tax consequences of temporary differences between the book and tax basis of The Tile Shop's assets and liabilities at the date of the Business Combination including the following: (i) historical outside basis difference at December 31, 2011, (ii) outside basis differences occurring in 2012 prior to the Business Combination, and (iii) the tax basis increase of The Tile Shop membership interests directly held by TS Holdings related to the Business Combination. At December 31, 2012, outside basis differences prior to the Business Combination relating primarily to temporary basis differences in inventory, fixed assets, accruals, and Section 743, totaled approximately $5.9 million, which have been tax-effected at a 40% combined federal and state rate. This deferred tax asset of $5.9 million was recognized and included in the tax benefit for the year ended December 31, 2012. In addition, deferred tax assets of $27.7 million were recognized in connection with the Business Combination transactions (related to item (iii) above), which enables the Company to realize future tax deductions for the step-up in basis of the Tile Shop member ownership interests that have been contributed to the Company. These basis differences were credited directly to additional paid in capital as of the closing of the Business Combination. Total deferred tax assets recognized in connection with the Business Combination of $33.6 million were recorded.

We have adopted ASC 740-10 relating to "Accounting for uncertainty in income taxes". As a result of the implementation of ASC 740-10, no adjustment for uncertain tax positions was required. As of December 31, 2012, we have not recognized any liabilities for uncertain tax positions nor have we accrued interest and penalties related to uncertain tax positions. It is our policy to record interest and penalties through income tax expense.

Components of net deferred income taxes are as follows at December 31:

	(thousands)
	2012	2011
Deferred income tax assets:
Section 743 carryforward	$37,657	$-
Deferred compensation accrual	2,416	-
Leasehold improvement reimbursements	3,264	-
Inventory	2,126	-
Other	1,178	-
Total deferred income tax assets	46,641	-

Deferred income tax liabilities:
Stock-based compensation	824	-
Depreciation	15,588	-
Total deferred income tax liabilities	16,412	-
Net deferred income tax assets	$30,229	$-

Net deferred income tax assets recorded on the balance sheet:
Current	$9,364	$-
Long-term	$20,865	-
Total deferred tax assets recorded on the balance sheet	$30,229	$-

The Components of benefit (provision) for income taxes for the year ending 2012 is as follows (thousands):

	2012
Benefit from (provision) for income taxes	Federal	State	Total
Current	$(149)	$(570)	$(719)
Deferred	2,381	340	2,721
Total	$2,232	$230	$2,002

The following table reflects the effective income tax rate reconciliation for the years ended December 31, 2012, 2011, and 2010 (thousands):

	2012	2011	2010

Income (loss) from continuing operations before income taxes:	$(48,889)	$32,093	$30,318
Income tax benefit (provisions) at federal statutory rate (34%)	16,622	(10,912)	(10,308)
Permanent differences:
Income from entity not subject to tax	8,561	10,912	10,308
State tax, net of federal tax benefit	3,450	-	-
Change in Warrant liability	(31,734)	-	-
Minimum state fees before business combination	(534)	(733)	(609)
Section 743 Step up	5,900	-	-
Stock based compensation	(182)	-	-
Other	(81)	-	-
Benefit (provision) for income taxes	$2,002	$(733)	$(609)

We are subject to income taxes in the U.S. federal jurisdiction, and various state jurisdictions. Tax regulations from each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, we are no longer subject to U.S. federal, state or local income tax examinations by tax authorities for the years before 2009.

Retirement Savings Plan	12 Months Ended
Dec. 31, 2012
Retirement Savings Plan [Abstract]
Retirement Savings Plan

Note 13: - Retirement Savings Plan

The Company has a 401(k) profit sharing plan covering substantially all full-time employees. Employee contributions are limited to the maximum amount allowable by the Internal Revenue Code. The Company matched approximately $280,000, $10,000 and $217,000 of employee contributions in 2012, 2011, and 2010 and made no discretionary contributions for any of the years presented.

Supplemental Cash Flows Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flows Information

Note 14: - Supplemental Cash Flows Information (thousands)

	2012	2011	2010
Cash paid for interest	$349	$443	$469
Cash paid for income taxes	$2,727	$527	$543
Non cash items:
Issuance of promissory note as a part of business combination	$69,771	$-	$-
Increase in accrued expenses and APIC through business combination	$1,662	$-	$-
Increase in APIC for transaction costs	$2,490	$-	$-
Warrants recorded as a liability as part of business combination	$15,150	$-	$-
Reclassification of warrant liability to equity	$1,568	$-	$-
Increase in fixed assets through accounts payable	$1,516	$100	$-

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 15: - Quarterly Financial Data (Unaudited)

Quarterly results of operations for the years ended December 31 are summarized below (in thousands, except per share amounts):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2012
Net sales	$45,861	$46,314	$44,288	$46,187
Income from operations	10,464	10,903	5,569	7,476
Net income (loss)	10,133	10,657	(31,865)	(35,812)
Basic and diluted earnings (loss) per share	0.32	0.33	(0.87)	(0.84)

2011
Net sales	$37,875	$40,056	$37,084	$37,702
Income from operations	9,256	9,424	6,845	7,088
Net income	8,969	9,116	6,602	6,673
Basic and diluted earnings per share	0.28	0.28	0.21	0.21

Summary of Selected Significant Accounting Polices (Policy)	12 Months Ended
Dec. 31, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation:

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with United States generally accepted accounting principles ("US GAAP") to reflect the financial position, results of operations and cash flows of the Company. These financial statements have been prepared on a going concern basis, which assumes the realization of assets and satisfaction of liabilities in the normal course of business. The company reviewed subsequent events through the issue date for inclusion in these consolidated financial statements.

Use of estimates

Use of estimates:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company's balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition and related reserves for sales returns, useful lives of property, plant and equipment, determining impairment on long-lived assets, valuation of inventory, determining compensation expense on stock based compensation plans and accruals for incentive compensation. Actual results may differ from these estimates.

Reclassification

Reclassification:

Certain accounts in the prior year's audited consolidated financial statements have been reclassified for comparative purposes to conform to the current year's presentation. The reclassification for 2011 was to present prepaid inventory on the Balance Sheet and reclassify customer deposits from accounts payable to other accrued liabilities. Prepaid inventory was reclassified based on the percentage of total current assets threshold as of December 31, 2012.

Cash and cash equivalents	Cash and cash equivalents: The Company considers all highly liquid investments with initial maturities of three months or less to be cash equivalents.
Trade receivables

Trade receivables:

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables. Management determines the allowance for doubtful accounts on a specific identification basis as well as by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. As of December 31, 2012 and 2011, the allowance for doubtful accounts was not significant.

Inventories

Inventories:

Inventories are stated at the lower of cost (determined on the first-in, first-out method) or market. Inventories consist primarily of merchandise held for sale. Inventories were comprised of the following as December 31, 2012 and December 31, 2011 (in thousands):

	December 31,	December 31,
	2012	2011
Finished goods	$39,353	$38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$46,890	$43,744

Income taxes

Income taxes:

As a result of the Business Combination, beginning August 21, 2012, the Company's results of operations are taxed as a C Corporation. Prior to the Business Combination, The Tile Shop's operations were taxed as a limited liability company, whereby The Tile Shop elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for federal income taxes has been provided in the accompanying consolidated financial statements for periods prior to August 21, 2012. The provision recorded prior to August 21, 2012, represents income taxes primarily payable by The Tile Shop, due to minimum fees in several states and income tax in the state of Michigan.

Subsequent to August 21, 2012, the Company has recognized deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Revenue recognition

Revenue recognition:

Sales are recognized upon pick up or delivery of products which is when transfer of title to a customer occurs, the sales price is fixed or determinable, and collection is reasonably assured. The Company is required to charge and collect sales and other taxes on sales to its customers and remit the taxes back to the government authorities. Sales and other taxes are recorded in the consolidated balance sheets but excluded from the consolidated statements of income.

The Company accrues a liability for sales returns and exchanges in the period that the related sales are recognized. The customer may receive a refund or exchange the original product for a replacement of equal or similar quality for an indefinite period of time after the original purchase. The Company regularly assesses and adjusts the estimated liability for updated return rates based on actual trends and projected claim costs. The sales returns allowance and related changes were not significant as of and for the years ended at December 31, 2012, 2011 and 2010.

Cost of Sales

Cost of Sales:

Cost of Sales includes the actual cost of merchandise sold, the cost of transportation of merchandise from vendors to the Company's distribution centers, the cost of handling and shipping merchandise from the Company's stores, locations or distribution centers to the customer, and the operating cost of the Company's sourcing and distribution network.

Stock based compensation

Stock based compensation:

The Company has given equity linked incentives to certain employees. The Company accounts for equity linked incentives in accordance with ASC 718 "Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise's equity instruments or that may be settled by the issuance of such equity instruments.

The Company has granted cash settled and equity settled awards. Until consummation of the Business Combination, the cash settled awards are classified as liabilities as required under ASC 718. At each reporting date the liability was measured at intrinsic value with resulting changes recognized in the consolidated statements of income.

Since consummation of the Business Combination, the Company has only equity settled awards. The Company measures and recognizes compensation expense for all stock-based payments on the grant date at fair value net of forfeitures. The financial statements for the years ended December 31, 2012, 2011, and 2010 recognize compensation cost for the portion of outstanding awards which have vested during the applicable year. The Company recognizes stock-based compensation costs over the requisite service period of the award.

Restricted stock

Restricted stock:

The Company awards restricted common shares to selected employees, and non-employee directors. Recipients are not required to provide any consideration other than continued service. Company share awards are subject to certain restrictions on transfer, and all or part of the shares awarded may be subject to forfeiture upon the occurrence of certain events, including employment termination. The restricted stock is valued at its grant date fair value and expensed over the requisite service period or the vesting term of the award.

Concentration of risk

Concentration of risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company's cash and cash equivalents and bank deposits are invested with banks with high investment grade credit ratings.

Segments

Segments:

The Company's operations consist primarily of retail sales of manufactured and natural stone tiles, setting and maintenance materials, and related accessories in the United States and through its website. The Company's chief operating decision maker only reviews the consolidated results of Company and accordingly the Company has concluded it has one reportable segment.

Advertising costs

Advertising costs:

Advertising costs are charged to expense as incurred. Advertising costs were $2.9 million, $2.1 million, and $2 million , for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Property and equipment

Property and equipment:

Property, equipment and leasehold improvements are recorded at cost. Improvements are capitalized while repairs and maintenance costs are charged to operations when incurred. Property and equipment is depreciated or amortized using the straight-line method over estimated useful lives ranging from three to seven years. Assets purchased under a capital lease are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the accounts and any gain or loss thereon is included in the results of operations.

Asset life (in years)
Buildings and building improvements	40
Leasehold improvements	8 - 26
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Debt issuance costs

Debt issuance costs:

The Company has capitalized approximately $594,000 of debt issuance costs during the year ended December 31, 2012. The Company amortizes the debt issuance costs under the effective method over the life of the related debt instrument and includes these costs with other assets on the consolidated balance sheets. Amortization of debt issuance costs of approximately $20,000 for the year ended December 31, 2012 is included in interest expense in the consolidated statements of income. The remaining balance of deferred costs was approximately $574,000 at December 31, 2012.

Accrued warrant liability

Accrued warrant liability:

Outstanding warrants are accounted for as derivative instruments in accordance with the Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. As such, changes in the fair value of the warrants are recorded in the statements of income as "Change in fair value of warrant liability."

Leases

Leases:

The Company classifies all leases at the inception date as either a capital lease or an operating lease. Leases of assets under which there is transfer of substantially the entire risk and rewards incidental to ownership as per ASC 840 "Leases" are classified as capital leases. All other leases are classified as operating leases.

Assets under capital leases are capitalized and lease payments are allocated to the lease obligation and interest on the obligation amount.

Rent expense on operating leases is charged to expense in accordance with the terms of the agreement. For leases that contain fixed escalation of the minimum rent, rent expense is recognized on a straight-line basis through the end of the lease term. The start of the lease term is the earlier of the lease commencement date or the date the Company takes possession of the asset. The difference between the straight-line rent amounts and amounts payable under the leases is recorded as deferred rent.

Self insurance

Self insurance:

The Company is self-insured for certain employee health benefit claims. The Company estimates a liability for aggregate losses below stop-loss coverage limits based on estimates of the ultimate costs to be incurred to settle known claims and claims not reported as of the balance sheet date. The estimated liability is not discounted and is based on a number of assumptions and factors including historical trends, and economic conditions. This liability could be affected if future occurrences and claims differ from these assumptions and historical trends. As of December 31, 2012 and 2011, an accrual of approximately $170,000 and $160,000 related to estimated claims was included in other current liabilities, respectively.

Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination [Abstract]
Schedule of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination

The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
JWCAC public shares outstanding prior to the Business Combination	12,500,000
JWCAC founder shares	2,034,884
Total JWCAC shares outstanding prior to the Business Combination	14,534,884
Less: redemption of JWCAC public shares	(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination	9,034,884
Common shares issued as consideration to members of The Tile Shop	32,000,000
Common shares issued to sponsor of JWCAC	1,500,000
Total common shares outstanding at closing, August 21, 2012	42,534,884

Schedule of cash flows related to the business combination

The cash flows related to the business combination, as reported in the Consolidated Statement of Cash Flow is summarized as follows (in thousands):

Amount
Cash in trust at JWCAC	$124,950
Add: proceeds from issue of shares	15,000
Less: redemption of JWCAC public shares	(54,960)
Less: cash paid to The Tile Shop members	(75,000)
Less: payment of deferred offering cost by JWCAC	(4,588)
Less: payment of transaction expenses	(4,644)
Remaining cash received by the Company in the merger	$758

Summary of Selected Significant Accounting Polices (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Schedule of Inventories

Inventories were comprised of the following as December 31, 2012 and December 31, 2011 (in thousands):

	December 31,	December 31,
	2012	2011
Finished goods	$39,353	$38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$46,890	$43,744

Schedule of Property and Equipment by Estimated Useful Life
Asset life (in years)
Buildings and building improvements	40
Leasehold improvements	8 - 26
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5

Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31 (in thousands):

	(thousands)
	2012	2011
Land	$703	$328
Building and building improvements	13,246	10,024
Leasehold improvements	40,513	31,333
Furniture and fixtures	64,979	47,482
Machinery and equipment	13,258	10,625
Computer equipment	6,044	4,394
Purchased computer software	2,663	2,447
Vehicles	2,154	2,070
Construction in progress	2,434	4,294
Total property, plant and equipment	145,994	112,997
Less accumulated depreciation and amortization	(62,103)	(49,248)
Less accumulated depreciation and amortization of capital leases	(1,811)	(1,684)
Total property, plant and equipment, net	$82,080	$62,065

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following at December 31:

	(thousands)
	2012	2011
Customer deposits	$4,080	$2,531
Taxes	1,490	763
Interest payable	349	-
Special cash distribution units	-	277
Sales return reserve	1,815	2,359
Total accrued liabilities	$7,734	$5,930

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following at December 31:

	(thousands)
	2012	2011
Variable interest rate (0.37% and 0.47% at December 31, 2012 and	$1,445	$1,790
2011 respectively) bonds, which mature April 1, 2023,
collateralized by buildings and equipment
Term note payable - Bank of America, quarterly installments of $875, interest at 2.6154% through October 2017	24,125	-
Commercial bank credit facility - Wells Fargo	-	1,214
Commercial bank credit facility - Bank of America	47,600	-
	73,170	3,004
Less: current portion	3,860	559
Debt obligations, net of current portion	$69,310	$2,445

Schedule of Annual Aggregate Maturities of Debt

Approximate annual aggregate maturities of debts are as follows: (thousands)

Fiscal Year
2013	$3,860
2014	3,590
2015	3,595
2016	3,595
2017	3,600
Thereafter	54,930
Total future maturities payments	$73,170

Schedule of Capital Lease Obligations

As of December 31, 2012, minimum lease payments under the Company's capital lease obligation were as follows (thousands):

Fiscal Year
2013	$472
2014	472
2015	418
2016	217
2017	211
Thereafter	952
Less: amounts representing interest	(1,088)
Present value of future minimum lease payments	1,654
Less: current portion	234
Capital lease obligations, net of current portion	$1,420

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases

Annual minimum rentals under non-cancelable operating leases are as follows, for the years ended December 31:

Fiscal Year
2013	$15,716
2014	16,541
2015	16,463
2016	16,455
2017	16,737
Thereafter	207,550
$289,462

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted net income (loss) per share was calculated as follows (in thousands except share and per share data):

	For the Year Ended
	December 31
	2012	2011	2010
Net income (loss)	$(46,887)	$31,360	$29,709
Weighted-average shares outstanding - basic and diluted	35,837,609	32,261,168	$32,329,897
Basic and diluted net income (loss) per share	$(1.31)	$0.97	$0.92

Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Abstract]
Schedule of Stock Option Assumptions

The assumptions used in the option valuation models are outlined in the following table:

2012
Risk-free interest rate	.60 - .62
Expected life	5.5 - 7 years
Expected volatility	38% - 46%
Expected dividend rate	-

Schedule of Stock Option Activity

The following table summarizes stock option activity:

	Options	Weighted Average Exercise Price
Outstanding at beginning of period	-	-
Granted	1,777,500	$10.10
Exercised	-	-
Cancelled/Forfeited	(26,500)	10.00
Outstanding at end of period	1,751,000	10.10
Options exercisable at end of period	-	-
Vested during the year	-	-
Non vested at December 31, 2012	1,751,000	$10.10

Schedule of Stock Options Outstanding

Options outstanding as of December 31, 2012 are as follows:

Range of Exercise Price				Weighted - Average
			Options	Exercise Price	Remaining Contractual Life-Years
$10.00	to	$13.00	1,721,000	10	9.64
$13.01	to	$16.00	30,000	15.83	9.97

Summary of Warrants Outstanding

The following table sets forth the changes in the number of warrants outstanding:

	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding at December 31, 2011	-	-
Issued in Business Combination	17,833,333	11.50
Exercised	(347,938)	(11.50)
Outstanding at December 31, 2012	17,485,495	11.50

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Deferred Income Taxes
The following table reflects the effective income tax rate reconciliation for the years ended December 31, 2012, 2011, and 2010 (thousands):

	2012	2011	2010

Income (loss) from continuing operations before income taxes:	$(48,889)	$32,093	$30,318
Income tax benefit (provisions) at federal statutory rate (34%)	16,622	(10,912)	(10,308)
Permanent differences:
Income from entity not subject to tax	8,561	10,912	10,308
State tax, net of federal tax benefit	3,450	-	-
Change in Warrant liability	(31,734)	-	-
Minimum state fees before business combination	(534)	(733)	(609)
Section 743 Step up	5,900	-	-
Stock based compensation	(182)	-	-
Other	(81)	-	-
Benefit (provision) for income taxes	$2,002	$(733)	$(609)

Schedule of Income Tax Benefit (Provision)

The Components of benefit (provision) for income taxes for the year ending 2012 is as follows (thousands):

	2012
Benefit from (provision) for income taxes	Federal	State	Total
Current	$(149)	$(570)	$(719)
Deferred	2,381	340	2,721
Total	$2,232	$230	$2,002

Schedule of Effective Income Tax Reconciliation
The following table reflects the effective income tax rate reconciliation for the years ended December 31, 2012, 2011, and 2010 (thousands):

	2012	2011	2010

Income (loss) from continuing operations before income taxes:	$(48,889)	$32,093	$30,318
Income tax benefit (provisions) at federal statutory rate (34%)	16,622	(10,912)	(10,308)
Permanent differences:
Income from entity not subject to tax	8,561	10,912	10,308
State tax, net of federal tax benefit	3,450	(733)	(609)
Change in Warrant liability	(31,734)	-	-
Minimum state fees before business combination	(534)
Section 743 Step up	5,900	-	-
Stock based compensation	(182)	-	-
Other	(81)	-	-
Benefit (provision) for income taxes	$2,002	$(733)	$(609)

Supplemental Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
	2012	2011	2010
Cash paid for interest	$349	$443	$469
Cash paid for income taxes	$2,727	$527	$543
Non cash items:
Issuance of promissory note as a part of business combination	$69,771	$-	$-
Increase in accrued expenses and APIC through business combination	$1,662	$-	$-
Increase in APIC for transaction costs	$2,490	$-	$-
Warrants recorded as a liability as part of business combination	$15,150	$-	$-
Reclassification of warrant liability to equity	$1,568	$-	$-
Increase in fixed assets through accounts payable	$1,516	$100	$-

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Data

Quarterly results of operations for the years ended December 31 are summarized below (in thousands, except per share amounts):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2012
Net sales	$45,861	$46,314	$44,288	$46,187
Income from operations	10,464	10,903	5,569	7,476
Net income (loss)	10,133	10,657	(31,865)	(35,812)
Basic and diluted earnings (loss) per share	0.32	0.33	(0.87)	(0.84)

2011
Net sales	$37,875	$40,056	$37,084	$37,702
Income from operations	9,256	9,424	6,845	7,088
Net income	8,969	9,116	6,602	6,673
Basic and diluted earnings per share	0.28	0.28	0.21	0.21

Business Combination (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 21, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination [Abstract]
Cash payment for Tile Shop LLC	$ 75,000
Common stock, shares issued		43,177,822	32,000,000
Shares of common stock paid for Tile Shop LLC	32,329,897
Common stock held by former shareholders	329,897
Value of common stock paid for Tile Shop LLC	320,000,000
Issuance of promissory note as part of business combination	69,800,000	69,771,000
Warrants to purchase shares of common stock outstanding	5,500,000	17,485,495
Issuance of common stock as part of the business combination, shares	1,500,000
Issuance of common stock as part of the business combination, price per share	$ 10
Distributions to members of Tile Shop LLC	12,900,000	(22,055,000)	(24,166,000)
Amount of promissory note reflected as a distribution of retained earnings	$ 52,500,000

Business Combination (Schedule of Common Stock after Business Combination) (Details)	Dec. 31, 2012	Aug. 21, 2012	Dec. 31, 2011
Number of shares outstanding after Business Combination
JWCAC public shares outstanding prior to the Business Combination		12,500,000
JWCAC founder shares		2,034,884
Total JWCAC shares outstanding prior to the Business Combination		14,534,884
Less: redemption of JWCAC public shares		(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination		9,034,884
Common shares issued as consideration to members of The Tile Shop		32,000,000
Common shares issued to sponsor of JWCAC		1,500,000
Total common shares outstanding at closing, August 21, 2012	0	42,534,884	0

Business Combination (Schedule of Cash Flows related to Business Combination) (Details) (USD $)	Aug. 21, 2012
Cash flows related to the business combination
Cash in trust at JWCAC	$ 124,950
Add: proceeds from issue of shares	15,000
Less: redemption of JWCAC public shares	(54,960)
Less: cash paid to The Tile Shop members	(75,000)
Less: payment of deferred offering cost by JWCAC	(4,588)
Less: payment of transaction expenses	(4,644)
Remaining cash received by the Company in the merger	$ 758

Summary of Selected Significant Accounting Polices (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Advertising costs	$ 2,900	$ 2,100	$ 2,000
Debt issuance costs	(594)
Amortization of debt issuance cost	20
Deferred costs	574
Estimated claims amount	$ 170	$ 160
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	7 years

Summary of Selected Significant Accounting Polices (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Selected Significant Accounting Policies [Abstract]
Finished goods	$ 39,353	$ 38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$ 46,890	$ 43,744

Summary of Selected Significant Accounting Polices (Schedule of Property and Equipment by Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Buildings and building improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	40 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	8 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	26 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Purchased computer software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Purchased computer software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years

Property Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 145,994	$ 112,997
Less accumulated depreciation and amortization	(62,103)	(49,248)
Less accumulated depreciation and amortization of capital leases	(1,811)	(1,684)
Total property, plant and equipment, net	82,080	62,065
Depreciation and amortization	10,530	8,651	7,237
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	703	328
Buildings and building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	13,246	10,024
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	40,513	31,333
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	64,979	47,482
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	13,258	10,625
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	6,044	4,394
Purchased computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,663	2,447
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,154	2,070
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,434	$ 4,294

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Customer deposits	$ 4,080	$ 2,531
Taxes	1,490	763
Interest payable	349
Special cash distribution units		277
Sales return reserve	1,815	2,359
Total accrued liabilities	$ 7,734	$ 5,930

Long-term Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 03, 2012	Dec. 31, 2012	Oct. 31, 2012	Aug. 21, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Line of credit facility	$ 100,000,000		$ 3,000,000
Interest rate additional rate above daily one-month LIBOR		2.62%	2.00%		2.30%
Credit facility, term loan	25,000,000
Revolving line of credit	75,000,000
Optional base rate, interest spread above Eurodollar rate	1.00%
Optional base rate, interest spread above Federal Funds rate	0.50%
Credit facility agreement, quarterly principal payment	875,000	875,000
Issuance of promissory note as part of business combination		69,771,000		69,800,000
Annual interest rate		4.00%
Annual interest rate after repayment of not less that 50% of the notes and extension of 180 days		10.00%
Amount of promissory note subject to conversion if not repaid before term of note		20,000,000
Conversion price per share		$ 10
Promissory Notes, principal amount		$ 70,000,000
Minimum [Member]
Debt Instrument [Line Items]
Interest rate additional rate above daily one-month LIBOR	1.75%
Optional base rate, interest spread above Eurodollar rate	0.75%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate additional rate above daily one-month LIBOR	2.25%
Optional base rate, interest spread above Eurodollar rate	1.25%

Long-term Debt (Schedule of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Variable interest rate (0.37% and 0.47% at December 31, 2012 and 2011 respectively) bonds, which mature April 1, 2023, collateralized by buildings and equipment	$ 1,445	$ 1,790
Term note payable - Bank of America, quarterly installments of $875, interest at 2.6154% through October 2017	24,125
Long-term debt, excluding current installments	73,170	3,004
Less: current portion	3,860	559
Long-term debt, net	69,310	2,445
Variable interest rate	0.37%	0.47%
Debt instrument, maturity date	Apr 1, 2023
Payments on borrowings	69,771
Note interest rate	4.00%
Bank of America [Member]
Debt Instrument [Line Items]
Commercial bank credit facility	47,600
Debt instrument, maturity date	Oct 1, 2017
Payments on borrowings	875
Note interest rate	2.61%
Wells Fargo [Member]
Debt Instrument [Line Items]
Commercial bank credit facility		$ 1,214

Long-term Debt (Schedule of Annual Aggregate Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt [Abstract]
2013	$ 3,860
2014	3,590
2015	3,595
2016	3,595
2017	3,600
Thereafter	54,930
Debt obligations, net of current portion	$ 73,170	$ 3,004

Long-term Debt (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term debt [Abstract]
2013	$ 472
2014	472
2015	418
2016	217
2017	211
Thereafter	952
Less: amounts representing interest	(1,088)
Present value of future minimum lease payments	1,654
Less: current portion	234
Capital lease obligations, net of current portion	$ 1,420

Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases [Line Items]
Rent expenses	$ 14,000	$ 11,400	$ 9,600
Minimum [Member]
Operating Leases [Line Items]
Operating lease term	10 years
Maximum [Member]
Operating Leases [Line Items]
Operating lease term	15 years

Commitments and Contingencies (Schedule of Minimum Payments on Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies [Abstract]
2013	$ 15,716
2014	16,541
2015	16,463
2016	16,455
2017	16,737
Thereafter	207,550
Total operating leases	$ 289,462

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Accrued expenses	$ 95,000	$ 0
Change in fair value of warrants	$ 82,063

Related Party Transactions (Details) (USD $)	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 TS, Inc. [Member]	Jun. 21, 2012 TS, Inc. [Member]	Dec. 31, 2011 TS, Inc. [Member]	Jan. 31, 2012 Mr. Krasnow [Member]	Jan. 31, 2012 Peter H. Kamin Revocable Trust [Member]	Jan. 31, 2012 Family Office Investors LLC [Member]	Jan. 31, 2012 Warren Garden [Member]
Related Party Transaction [Line Items]
Common units issued							129,333	646,667	25,867	19,400
Common units, price per share		$ 7.732
Payment amount on special cash distribution units			$ 277,000		$ 300,000	$ 300,000
Special cash distribution, units issued				30,000,000
Principal amount of promissory note	$ 1,205,000		$ 263,000	$ 13,241,800		$ 1,468,291,750

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income	$ (35,812)	$ (31,865)	$ 10,657	$ 10,133	$ 6,673	$ 6,602	$ 9,116	$ 8,969	$ (46,887)	$ 31,360	$ 29,709
Weighted-average shares outstanding ? basic and diluted									35,837,609	32,261,168	32,329,897
Basic and diluted earnings (loss) per share	$ (0.84)	$ (0.87)	$ 0.33	$ 0.32	$ 0.21	$ 0.21	$ 0.28	$ 0.28	$ (1.31)	$ 0.97	$ 0.92

Equity Incentive Plans (Narrative) (Details) (USD $)	12 Months Ended										12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Contingent Events [Member]	Dec. 31, 2012 Stock Options [Member] Time-Based Vesting [Member]	Dec. 31, 2012 Stock Options [Member] Black-Scholes Model [Member]	Dec. 31, 2012 Stock Options [Member] Monte Carlo Simulation [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Aug. 21, 2012 Restricted Stock Units [Member] Executive Officer [Member]	Aug. 21, 2012 Restricted Stock Units [Member] Director [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2012 2006 Plan [Member] Tranche 1 [Member]	Dec. 31, 2012 2006 Plan [Member] Tranche 2 [Member]	Jan. 31, 2009 2006 Plan [Member] Participation Units [Member]	May 25, 2007 2006 Plan [Member] Participation Units [Member]	Jun. 30, 2006 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2012 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2011 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2010 2006 Plan [Member] Participation Units [Member]	Jan. 31, 2012 January 2012 Plan [Member] Restricted Stock Units [Member]	Dec. 31, 2012 2012 Plan [Member]
Equity Incentive Plan
Service period																			15 years	15 years	10 years
Units granted														250,000	45,000				200,000	200,000	600,000				233,500
Granted, FMV per unit														$ 11	$ 11				$ 3.1725	$ 2.1245	$ 1.203
Deferred compensation expense	$ 3,897,000	$ 1,415,000	$ 450,000																			$ 3,300,000	$ 2,200,000	$ 500,000	$ 500,000
Deferred compensation liability	6,171,000																					6,000,000
Vesting period																									4 years
Recapture amount																									300,000,000
Common stock initially reserved for issuance																										2,500,000
Potential annual increase in shares reserved																										2,500,000
Potential annual increase in shares reserved, as a percent of shares outstanding																										6.00%
Options granted	1,777,500
Assumed stock price appreciation																										20.00%
Option vesting description																	two-thirds of the total grant vests 25 percent on each anniversary of the grant date for four years	one-third of the total grant vests 25 percent on each anniversary of the grant date, based both on the appreciation in the price of the Company?s common stock by 20% annually
Options expected term				5 years 6 months	7 years	9 years 7 months 20 days
Stock based compensation	1,381,000					1,300,000	0	0					500,000
Unrecognized stock compensation related to unvested options						7,800,000			2,000,000	5,700,000			2,800,000
Unrecognized stock-based compensation expense, weighted-average recognition period						3 years 2 months 24 days										4 years 7 months 14 days
Weighted average grant-date fair value of options						$ 5.19					$ 5.56	$ 4.46
Weighted average exercise price of options outstanding	$ 10.1															$ 11.5
Stock price						$ 16.83							$ 16.83
Options outstanding	1,751,000					1,751,000							295,000			17,833,333
Intrinsic value of options outstanding						11,900,000							5,000,000
Total fair value of shares vested													0
Fair value of options granted													$ 3,300,000
Options exercisable																17,485,495
Weighted average exercise price of exercisable options																$ 11.5
Vested during the year						1,640,000
Vested during the year, Weighted Average Exercise Price						$ 10.5
Options vested, remaining contractual life						9 years 8 months 7 days

Equity Incentive Plans (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Line Items]
Expected dividend rate
Minimum [Member]
Equity Incentive Plans [Line Items]
Risk-free interest rate	0.60%
Expected life	5 years 6 months
Expected volatility	38.00%
Maximum [Member]
Equity Incentive Plans [Line Items]
Risk-free interest rate	0.62%
Expected life	7 years
Expected volatility	46.00%

Equity Incentive Plans (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Equity Incentive Plans [Abstract]
Outstanding at beginning of period
Granted	1,778
Exercised
Cancelled/Forfeited	(26,500)
Outstanding at end of period	1,751
Vested during the year
Non vested at December 31, 2012	1,751,000
Outstanding at beginning of period, Weighted Average Exercise Price
Granted, Weighted Average Exercise Price	$ 10.1
Exercised, Weighted Average Exercise Price
Cancelled, Weighted Average Exercise Price	$ 10
Forfeited, Weighted Average Exercise Price
Outstanding at end of period, Weighted Average Exercise Price	$ 10.1
Vested during the year, Weighted Average Exercise Price
Non vested at December 31, 2012, Weighted Average Exercise Price	$ 10.1

Equity Incentive Plans (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
10.00 to 13.00 [Member]
Equity Incentive Plans [Line Items]
Exercise Prices, minimum	$ 10
Exercise Prices, maximum	$ 13
Number of Options Outstanding	1,721,000
Weighted Average Exercise Price	$ 10
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 16 days
13.01 to 16.00 [Member]
Equity Incentive Plans [Line Items]
Exercise Prices, minimum	$ 13.01
Exercise Prices, maximum	$ 16
Number of Options Outstanding	30,000
Weighted Average Exercise Price	$ 15.83
Weighted Average Remaining Contractual Life (Years)	9 years 11 months 21 days

Equity Incentive Plans (Schedule of Warrants Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Aug. 21, 2012
Equity Incentive Plans [Abstract]
Outstanding at December 31, 2011		5,500,000
Issued in Business Combination	17,833,333,000
Exercised	(347,938,000)
Outstanding at December 31, 2012	17,485,495	5,500,000
Outstanding at December 31, 2011, Weighted Average Exercise Price
Business Combination, Weighted Average Exercise Price	$ 11.5
Exercised, Weighted Average Exercise Price	(11.5)
Outstanding at December 31, 2012, Weighted Average Exercise Price	$ 11.5

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax [Line Items]
Business combination, temporary basis difference in assets	$ 5,900
Federal and state income tax rate	40.00%
Deferred tax assets	27,700
Deferred tax assets, net	$ 33,600

Income Taxes (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Section 743 carryforward	$ 37,657
Deferred compensation accrual	2,416
Leasehold improvement reimbursements	3,264
Inventory	2,126
Other	1,178
Total deferred income tax assets	46,641
Deferred income tax liabilities:
Stock-based compensation	824
Depreciation	15,588
Total deferred income tax liabilities	16,412
Net deferred income tax assets	30,229
Net deferred income tax assets recorded on the balance sheet:
Current	9,364
Long-term	$ 20,865

Income Taxes (Schedule of Income Tax Benefit (Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current, Federal	$ (149)
Current, State	(570)
Current, Total	(719)
Deferred, Federal	2,381
Deferred, State	340
Deferred, Total	2,721
Federal, Total	2,232
State, Total	230
Total	$ 2,002	$ (733)	$ (609)

Income Taxes (Schedule of Effective Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes:	$ (48,889)	$ 32,093	$ 30,318
Income tax benefit (provisions) at federal statutory rate (34%)	16,622	(10,912)	(10,308)
Income from entity not subject to tax	8,561	10,912	10,308
State tax, net of federal tax benefit	3,450
Change in Warrant liability	(31,734)
Minimum state fees before business combination	(534)	(733)	(609)
Section 743 Step up	5,900
Stock based compensation	(182)
Other	(81)
Benefit (provision) for income taxes	$ 2,002	$ (733)	$ (609)
Income tax rate	34.00%

Retirement Savings Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Savings Plan [Abstract]
Contributions by company	$ 280	$ 10	$ 217

Supplemental Cash Flows Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 21, 2012
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 349,000	$ 443,000	$ 469,000
Cash paid for income taxes	527,000	527,000	543,000
Non cash items:
Issuance of promissory note as part of business combination	69,771,000			69,800,000
Increase in accrued expenses and APIC through business combination	1,662,000
Increase in APIC for transaction costs	2,490,000
Warrants recorded as a liability as part of business combination	15,150,000
Reclassification of warrant liability to equity	1,568,000
Increase in fixed assets through accounts payable	$ 1,516,000	$ 100,000

Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Net sales	$ 46,187	$ 44,288	$ 46,314	$ 45,861	$ 37,702	$ 37,084	$ 40,056	$ 37,875
Income from operations	7,476	5,569	10,903	10,464	7,088	6,845	9,424	9,256	34,411	32,613	30,661
Net income (loss)	$ (35,812)	$ (31,865)	$ 10,657	$ 10,133	$ 6,673	$ 6,602	$ 9,116	$ 8,969	$ (46,887)	$ 31,360	$ 29,709
Basic and diluted earnings (loss) per share	$ (0.84)	$ (0.87)	$ 0.33	$ 0.32	$ 0.21	$ 0.21	$ 0.28	$ 0.28	$ (1.31)	$ 0.97	$ 0.92